Intangible Assets (Details) - Schedule of Amortization Expense	Sep. 30, 2023	Dec. 31, 2022
Customer relationships [Member]
Schedule of Amortization Expense [Line Items]
Intangibles asset useful life	5 years	5 years
Intellectual property [Member]
Schedule of Amortization Expense [Line Items]
Intangibles asset useful life	5 years	5 years
Product development [Member]
Schedule of Amortization Expense [Line Items]
Intangibles asset useful life	5 years	5 years